Commitments and Contingencies - Additional Information (Detail) - USD ($)			3 Months Ended		9 Months Ended			12 Months Ended
	Apr. 01, 2022	Nov. 02, 2021	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Apr. 26, 2023	Jan. 01, 2023
Loss Contingencies [Line Items]
Underwriter Option Vesting Period					45 days			45 days
Underwriting Discount Paid Per Unit					$ 0.2			$ 0.2
Payments for Underwriting Expense					$ 4,600,000			$ 4,600,000
Deferred Underwriting Commission Per Unit					$ 0.35			$ 0.35
Deferred Underwriting Commissions Noncurrent			$ 8,050,000		$ 8,050,000			$ 8,050,000
Share Price			$ 11.51		$ 11.51			$ 11.15
Percentage of consulting fees											100.00%
Accrued professional fees, current											$ 15,600
Common Stock Subject To Possible Redemption			738,146		738,146		23,000,000	1,577,478	23,000,000
Chief Financial Officer [Member]
Loss Contingencies [Line Items]
Related Party Transaction, Amounts of Transaction					$ 150,000			$ 150,000
Consulting Agreement [Member]
Loss Contingencies [Line Items]
Accrued Liabilities			$ 374,000		374,000		$ 0	234,000	$ 0
Consulting Agreement [Member] | Related Party [Member]
Loss Contingencies [Line Items]
Operating Costs and Expenses			$ 46,800	$ 46,800	140,400	$ 187,200		234,000	$ 140,400
Consulting Agreement [Member] | Chief Financial Officer [Member]
Loss Contingencies [Line Items]
Related Party Transaction, Amounts of Transaction	$ 10,400				$ 15,600		$ 5,200	$ 15,600
Private Placement Warrants [Member]
Loss Contingencies [Line Items]
Class Of Warrants Or Rights Issued During The Period		12,000,000
Class Of Warrants Or Rights Issued Issue Price Per Warrant		$ 1
Private Placement Warrants [Member] | Sponsor [Member]
Loss Contingencies [Line Items]
Class Of Warrants Or Rights Issued During The Period		11,600,000
Private Placement Warrants [Member] | Warrant Transfer and Option Agreement [Member]
Loss Contingencies [Line Items]
Class Of Warrants Or Rights Issued During The Period					4,800,000
Private Placement Warrants [Member] | Warrant Transfer and Option Agreement [Member] | B. Riley [Member]
Loss Contingencies [Line Items]
Class Of Warrants Or Rights Issued During The Period					7,200,000
Class Of Warrants Or Rights Issued Issue Price Per Warrant			$ 4		$ 4
Over-Allotment Option [Member]
Loss Contingencies [Line Items]
Stock issued during period shares for services					3,000,000			3,000,000
Proceeds From Issuance Of IPO		$ 30,000,000
Over-Allotment Option [Member] | Private Placement Warrants [Member]
Loss Contingencies [Line Items]
Class Of Warrants Or Rights Issued During The Period		400,000			1,200,000			1,200,000
Over-Allotment Option [Member] | Private Placement Warrants [Member] | Sponsor [Member]
Loss Contingencies [Line Items]
Class Of Warrants Or Rights Issued During The Period		1,200,000
Common Class A [Member]
Loss Contingencies [Line Items]
Common Stock Subject To Possible Redemption			738,146		738,146		23,000,000	1,577,478	23,000,000
Common Class A [Member] | Non Redemption Agreement [Member]
Loss Contingencies [Line Items]
Common Stock Subject To Possible Redemption										1,250,000
Temporary Equity, Redemption Price Per Share										$ 0.0001
Common Class A [Member] | Over-Allotment Option [Member]
Loss Contingencies [Line Items]
Stock issued during period shares for services		3,000,000
Share Price		$ 10
Proceeds From Issuance Of IPO		$ 30,000,000
Common Class B [Member] | Non Redemption Agreement [Member]
Loss Contingencies [Line Items]
Common Stock Subject To Possible Redemption										250,000
Temporary Equity, Redemption Price Per Share										$ 0.0001